UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/12

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund, covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The market rebound that drove stock prices higher early in the reporting period seemed to sputter toward the end of the first quarter 2012, primarily due to a resurgent European debt crisis and renewed U.S. economic concerns, including disappointing employment data. Consequently, stocks gave back many of the gains they previously had achieved, but still ended the reporting period with positive returns, on average.

Despite the market’s recent swoon, we believe that trends in many of the more economically sensitive areas of the U.S. economy remain favorable. For example, in the automobile industry, new cars offer improved gas mileage, the average age of the auto fleet is old, and credit is widely available at a time when household debt-service ratios have dropped sharply. Even residential construction has moved into a sustainable uptrend, in our opinion, as employment expands and homebuilders see a rise in orders. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 1.55%, Class C shares returned 1.15% and Class I shares returned 1.76%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International USA Index (“MSCI USA Index”), achieved a 5.91% return over the same period.2

U.S. stocks generally rebounded over the reporting period’s first half amid encouraging macroeconomic developments, but renewed global concerns later moderated those gains, leading to modestly positive returns for the MSCI USA Index overall. The fund produced lower returns than the benchmark, primarily due to shortfalls stemming from falling commodity prices in the energy sector.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks of companies that are located in the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position and outlook.

Macroeconomic Developments Fueled Market Volatility

The reporting period began in the midst of a strong rally among U.S. stocks, as investors responded to employment gains and other encourag-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

ing domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. As a result, investors grew more tolerant of risks, and shifted their attention from traditional safe havens to stocks and other assets expected to benefit from better business conditions throughout the world.

These positive influences were called into question in the spring, when the U.S. labor market’s rebound slowed substantially as the public sector shed jobs and the private sector’s employment gains proved more anemic than expected. At the same time, austerity measures designed to relieve fiscal pressures in Europe encountered political resistance in several countries, threatening proposed bailout programs and raising questions about the region’s economic prospects. These headwinds caused most stock market averages, including the MSCI USA Index, to decline in April and May, partly offsetting previous gains.

Energy Sector Selections Hindered Fund Performance

In this challenging environment, our bottom-up security selection process identified a number of fundamentally strong companies. The consumer discretionary sector produced several healthy performers during the reporting period, including U.S. discount apparel retailerTJX, which encountered rising demand in part due to new customers who arrived during the economic downturn and stayed through the recovery. Ubiquitous coffee seller Starbucks continued to exhibit strong underlying business fundamentals, and a strong management team has helped the company withstand the challenges of an uncertain U.S. economy. Farming goods retailer Tractor Supply reported strong financial results stemming from rising demand from agricultural hobbyists as amateur farming has gained popularity. In the health care sector, sleep disorders specialist ResMed encountered rising sales of sleep apnea equipment as diagnoses increased.

Disappointments during the reporting period were concentrated primarily in the energy sector, where a number of companies were hurt by lower commodity prices. Most notably, plunging natural gas prices

4

prompted some exploration-and-production companies to move resources to oil fields, reducing demand for the hydraulic fracturing products made by CARBO Ceramics for natural gas extraction. The share prices of oil and gas independents Apache, Occidental Petroleum and EOG Resources have all been impacted by the decline in oil-related commodity prices rather than any particular stock-specific news. Similarly, the share price of oil services company Schlumberger has come under pressure.

Finding Attractive Opportunities in U.S. Markets

As of the reporting period’s end, we have remained cautious with regard to the global economy, as ongoing deleveraging among governments, businesses and individuals seems likely to constrain economic activity for some time to come. While these factors are likely to weigh on U.S. economic growth, we are more optimistic about U.S. economic prospects than much of the rest of the world. In addition, we have focused our research-intensive approach on companies with the ability to produce steady earnings growth in a sluggish economic environment. We have found a number of these opportunities in the information technology sector, but none in the financials sector, where we remain concerned about a lack of transparency in financial reporting. In our judgment, these strategies position the fund to participate in gains among fundamentally strong businesses that can grow independent of broader economic trends.

June 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International USA (MSCI USA) Index
is an unmanaged, market capitalization weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the United States. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.40	$10.56	$4.09
Ending value (after expenses)	$1,015.50	$1,011.50	$1,017.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.41	$10.58	$4.09
Ending value (after expenses)	$1,018.65	$1,014.50	$1,020.95

† Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.10% for Class C and .81%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2012 (Unaudited)

Common Stocks—96.2%	Shares	Value ($)
Consumer Discretionary—19.8%
Coach	145,500	9,813,975
Family Dollar Stores	176,900	11,984,975
McDonald’s	112,100	10,015,014
NIKE, Cl. B	104,300	11,283,174
Panera Bread, Cl. A	54,700[a]	8,038,165
Starbucks	194,400	10,670,616
TJX	315,300	13,387,638
Tractor Supply	104,400	9,536,940
Urban Outfitters	354,200[a]	9,906,974
		94,637,471
Consumer Staples—6.6%
Coca-Cola	134,700	10,066,131
Colgate-Palmolive	101,900	10,016,770
Wal-Mart Stores	173,000	11,386,860
		31,469,761
Energy—9.9%
Apache	113,300	9,220,354
CARBO Ceramics	119,100[b]	9,689,976
EOG Resources	90,860	9,022,398
Occidental Petroleum	121,100	9,599,597
Schlumberger	149,450	9,452,712
		46,985,037
Health Care—12.3%
C.R. Bard	32,450	3,153,815
Celgene	139,400[a]	9,514,050
Johnson & Johnson	146,700	9,158,481
Meridian Bioscience	410,300	7,771,082
ResMed	356,800[a]	11,053,664
Stryker	185,600	9,549,120
Varian Medical Systems	146,400[a]	8,587,824
		58,788,036
Industrial—18.8%
Boeing	134,200	9,341,662
C.H. Robinson Worldwide	162,300	9,455,598
Donaldson	293,900	10,512,803

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Emerson Electric	217,200	10,158,444
Expeditors International of Washington	106,000	4,054,500
Fastenal	225,300	9,965,019
Flowserve	86,900	8,931,582
MSC Industrial Direct, Cl. A	113,500	8,139,085
Precision Castparts	62,060	10,314,993
Rockwell Collins	176,000	8,865,120
		89,738,806
Information Technology—22.4%
Adobe Systems	291,300[a]	9,044,865
Amphenol, Cl. A	123,300	6,558,327
Automatic Data Processing	175,800	9,167,970
Cisco Systems	554,100	9,048,453
FLIR Systems	187,500	3,999,375
Google, Cl. A	16,960[a]	9,851,386
Intel	373,600	9,653,824
MasterCard, Cl. A	28,370	11,532,689
Microsoft	311,300	9,086,847
Oracle	351,100	9,293,617
Paychex	326,000	9,770,220
QUALCOMM	174,100	9,977,671
		106,985,244
Materials—6.4%
Monsanto	139,100	10,738,520
Praxair	95,100	10,103,424
Sigma-Aldrich	139,900	9,704,863
		30,546,807
Total Common Stocks
(cost $424,005,149)		459,151,162

8

Other Investment—3.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,346,000)	16,346,000 [c]	16,346,000

Investment of Cash Collateral
for Securities Loaned—1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,008,622)	9,008,622 [c]	9,008,622

Total Investments (cost $449,359,771)	101.5%	484,505,784
Liabilities, Less Cash and Receivables	(1.5%)	(7,385,882)
Net Assets	100.0%	477,119,902

a Non-income producing security.
b Security, or portion thereof, on loan.At May 31, 2012, the value of the fund’s securitiy on loan was $8,572,415 and the value of the collateral held by the fund was $9,008,622.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	22.4	Consumer Staples	6.6
Consumer Discretionary	19.8	Materials	6.4
Industrial	18.8	Money Market Investments	5.3
Health Care	12.3
Energy	9.9		101.5

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $8,572,415)—Note 1(b):
Unaffiliated issuers		424,005,149	459,151,162
Affiliated issuers		25,354,622	25,354,622
Cash			658,764
Dividends, interest and securities lending income receivable			1,001,405
Receivable for shares of Common Stock subscribed			301,009
Prepaid expenses			35,716
			486,502,678
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			319,221
Liability for securities on loan—Note 1(b)			9,008,622
Accrued expenses			54,933
			9,382,776
Net Assets ($)			477,119,902
Composition of Net Assets ($):
Paid-in capital			441,435,733
Accumulated undistributed investment income—net			1,858,114
Accumulated net realized gain (loss) on investments			(1,319,958)
Accumulated net unrealized appreciation
(depreciation) on investments			35,146,013
Net Assets ($)			477,119,902

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,262,155	294,729	475,563,018
Shares Outstanding	87,519	20,999	32,900,266
Net Asset Value Per Share ($)	14.42	14.04	14.45

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,504,475
Affiliated issuers	8,595
Income from securities lending—Note 1(b)	266,571
Total Income	3,779,641
Expenses:
Management fee—Note 3(a)	1,684,286
Directors’ fees and expenses—Note 3(d)	34,454
Registration fees	30,097
Professional fees	28,682
Custodian fees—Note 3(c)	21,556
Prospectus and shareholders’ reports	6,193
Shareholder servicing costs—Note 3(c)	4,251
Loan commitment fees—Note 2	1,346
Distribution fees—Note 3(b)	1,048
Miscellaneous	5,833
Total Expenses	1,817,746
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	1,817,742
Investment Income—Net	1,961,899
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,350,939
Net unrealized appreciation (depreciation) on investments	1,156,700
Net Realized and Unrealized Gain (Loss) on Investments	2,507,639
Net Increase in Net Assets Resulting from Operations	4,469,538
See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Operations ($):
Investment income—net	1,961,899	1,851,998
Net realized gain (loss) on investments	1,350,939	(2,670,897)
Net unrealized appreciation
(depreciation) on investments	1,156,700	25,300,645
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,469,538	24,481,746
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	(1,914,449)	(274,865)
Net realized gain on investments:
Class A Shares	—	(11,303)
Class C Shares	—	(1,516)
Class I Shares	—	(752,726)
Total Dividends	(1,914,449)	(1,040,410)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	667,748	460,558
Class C Shares	107,994	150,798
Class I Shares	127,961,476	249,266,465
Dividends reinvested:
Class A Shares	—	1,717
Class C Shares	—	322
Class I Shares	606,842	668,490
Cost of shares redeemed:
Class A Shares	(385,432)	(2,101,246)
Class C Shares	(27,700)	(281,394)
Class I Shares	(32,058,211)	(41,422,323)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	96,872,717	206,743,387
Total Increase (Decrease) in Net Assets	99,427,806	230,184,723
Net Assets ($):
Beginning of Period	377,692,096	147,507,373
End of Period	477,119,902	377,692,096
Undistributed investment income—net	1,858,114	1,810,664

12

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Capital Share Transactions:
Class A
Shares sold	44,485	33,007
Shares issued for dividends reinvested	—	127
Shares redeemed	(26,540)	(152,404)
Net Increase (Decrease) in Shares Outstanding	17,945	(119,270)
Class C
Shares sold	7,576	11,125
Shares issued for dividends reinvested	—	24
Shares redeemed	(1,980)	(20,449)
Net Increase (Decrease) in Shares Outstanding	5,596	(9,300)
Class I
Shares sold	8,653,043	18,119,105
Shares issued for dividends reinvested	42,645	49,481
Shares redeemed	(2,169,807)	(3,038,221)
Net Increase (Decrease) in Shares Outstanding	6,525,881	15,130,365
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2012	Year Ended November 30,
Class A Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	14.20	12.83	11.68	9.14	12.50
Investment Operations:
Investment income—net[b]	.03	.04	.01	.04	.02
Net realized and unrealized
gain (loss) on investments	.19	1.39	1.16	2.53	(3.38)
Total from Investment Operations	.22	1.43	1.17	2.57	(3.36)
Distributions:
Dividends from investment income—net	—	—	(.02)	(.03)	—
Dividends from net realized
gain on investments	—	(.06)	—	—	—
Total Distributions	—	(.06)	(.02)	(.03)	—
Net asset value, end of period	14.42	14.20	12.83	11.68	9.14
Total Return (%)[c]	1.55[d]	11.17	10.01	28.19	(26.88)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27[e]	1.15	1.76	4.65	5.54[e]
Ratio of net expenses
to average net assets	1.27[e]	1.15	1.40	1.40	1.40[e]
Ratio of net investment income
to average net assets	.45[e]	.29	.04	.42	.33[e]
Portfolio Turnover Rate	5.35[d]	10.61	13.62	31.79	7.98[d]
Net Assets, end of period ($ x 1,000)	1,262	988	2,424	3,884	2,618

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

14

Six Months Ended
	May 31, 2012	Year Ended November 30,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	13.88	12.65	11.58	9.11	12.50
Investment Operations:
Investment (loss)—net[b]	(.03)	(.06)	(.09)	(.03)	(.02)
Net realized and unrealized
gain (loss) on investments	.19	1.35	1.16	2.50	(3.37)
Total from Investment Operations	.16	1.29	1.07	2.47	(3.39)
Distributions:
Dividends from net realized
gain on investments	—	(.06)	—	—	—
Net asset value, end of period	14.04	13.88	12.65	11.58	9.11
Total Return (%)[c]	1.15[d]	10.22	9.24	27.11	(27.12)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.10[e]	1.94	2.52	5.83	6.30[e]
Ratio of net expenses
to average net assets	2.10[e]	1.94	2.15	2.15	2.14[e]
Ratio of net investment (loss)
to average net assets	(.41)[e]	(.47)	(.71)	(.27)	(.41)[e]
Portfolio Turnover Rate	5.35[d]	10.61	13.62	31.79	7.98[d]
Net Assets, end of period ($ x 1,000)	295	214	312	497	374

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2012		Year Ended November 30,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	14.27	12.88	11.70	9.16	12.50
Investment Operations:
Investment income—net[b]	.07	.09	.07	.05	.03
Net realized and unrealized
gain (loss) on investments	.18	1.38	1.15	2.54	(3.37)
Total from Investment Operations	.25	1.47	1.22	2.59	(3.34)
Distributions:
Dividends from investment income—net	(.07)	(.02)	(.04)	(.05)	—
Dividends from net realized
gain on investments	—	(.06)	—	—	—
Total Distributions	(.07)	(.08)	(.04)	(.05)	—
Net asset value, end of period	14.45	14.27	12.88	11.70	9.16
Total Return (%)	1.76[c]	11.46	10.47	28.36	(26.72)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81[d]	.82	.94	3.77	5.25[d]
Ratio of net expenses
to average net assets	.81[d]	.82	.94	1.15	1.14[d]
Ratio of net investment income
to average net assets	.88[d]	.67	.56	.54	.59[d]
Portfolio Turnover Rate	5.35[c]	10.61	13.62	31.79	7.98[c]
Net Assets, end of period ($ x 1,000)	475,563	376,490	144,771	1,870	366

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 1,991 Class A and 894 Class C shares of the fund.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

18

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	459,151,162	—	—	459,151,162
Mutual Funds	25,354,622	—	—	25,354,622

†	See Statement of Investments for additional detailed categorizations.

20

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2012, The Bank of New York Mellon earned $114,245 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2011 ($)	Purchases ($)	Sales ($)	5/31/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	19,448,000	98,186,000	101,288,000	16,346,000	3.4
Dreyfus
Institutional
Cash
Advantage
Fund	—	19,374,046	10,365,424	9,008,622	1.9
Total	19,448,000	117,560,046	111,653,424	25,354,622	5.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net real-

22

ized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,927,220 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2011. If not applied, the carryover expires in fiscal 2019.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was as follows: ordinary income $1,040,410. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets. During the period ended May 31, 2012, there was no expense reimbursement pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

24

During the period ended May 31, 2012, the Distributor retained $620 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2012, Class C shares were charged $1,048 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2012, Class A and Class C shares were charged $1,355 and $349, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $1,300 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $21,556 pursuant to the custody agreement.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $84 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $305,250, Rule 12b-1 distribution plan fees $192, shareholder services plan fees $336, custodian fees $10,168, chief compliance officer fees $2,652 and transfer agency per account fees $623.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2012, amounted to $124,505,609 and $22,873,293, respectively.

At May 31, 2012, the accumulated net unrealized appreciation on investments was $35,146,013, consisting of $52,680,702 gross unrealized appreciation and $17,534,689 gross unrealized depreciation.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Select Managers
Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
36	Information About the Approval of an Additional Sub-Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small CapValue Fund, covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The market rebound that drove stock prices higher early in the reporting period seemed to sputter toward the end of the first quarter 2012, primarily due to a resurgent European debt crisis and renewed U.S. economic concerns, including disappointing employment data. Consequently, stocks gave back many of the gains they previously had achieved, but still ended the reporting period with positive returns, on average.

Despite the market’s recent swoon, we believe that trends in many of the more economically sensitive areas of the U.S. economy remain favorable. For example, in the automobile industry, new cars offer improved gas mileage, the average age of the auto fleet is old, and credit is widely available at a time when household debt-service ratios have dropped sharply. Even residential construction has moved into a sustainable uptrend, in our opinion, as employment expands and homebuilders see a rise in orders. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, Dreyfus Select Managers Small CapValue Fund’s Class A shares produced a total return of 3.73%, Class C shares returned 3.29% and Class I shares returned 3.87%.1 In comparison, the total return of the Russell 2000Value Index (the “Index”), the fund’s benchmark, was 4.87% for the same period.2

Although improving economic fundamentals boosted stock prices early in the reporting period, disappointing employment data and a worsening European debt crisis caused small-cap stocks to give back some of their earlier gains.The fund achieved lower returns than the Index, mainly due to underweighted exposure to the financials sector.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. As the fund’s portfolio allocation managers, we seek sub-advisers that complement one another’s style of investing, consistent with the fund’s investment goal. We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board based on our evaluations.

The fund’s assets are currently under the day-to-day portfolio management of six sub-advisers, each acting independently of one another and using its own methodology to select portfolio investments. As of the end of the reporting period, 20% of the fund’s assets are under the management of Thompson, Siegel and Walmsley, LLC, which employs a combination of quantitative and qualitative security selection methods based on a four-factor valuation model. Approximately 23% of the fund’s assets are under the management of Walthausen & Co.,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values. Approximately 13% of the fund’s assets are under the management of Neuberger Berman Management LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value. Approximately 31% of the fund’s assets are under the management of Lombardia Capital Partners, which uses fundamental analysis and a bottom-up value-oriented approach in seeking stocks trading below their intrinsic values.Approximately 12% of the fund’s assets are under the management of Iridian Asset Management LLC, which employs bottom-up stock selection and a disciplined valuation process to identify and invest in corporate change. Finally, toward the end of the reporting period, the fund added a new sub-adviser,VulcanValue Partners, which seeks companies with sustainable competitive advantages that may enable them to earn superior cash returns on capital – as of the end of the reporting period, approximately 1% of the fund’s assets are under their management. These percentages can change over time, within ranges described in the prospectus.

Mixed Economic Data Fueled Market Volatility

U.S. equities were in the midst of a rally at the start of the reporting period, as investors responded to a recovering U.S. economy and what seemed to be credible measures by European policymakers to address the region’s sovereign debt crisis. Consequently, investors grew more tolerant of risks, and they shifted their attention to riskier assets, including small-cap stocks.

However, new developments in the spring of 2012 called these positive influences into question. The U.S. labor market’s rebound slowed markedly as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Austerity measures designed to relieve debt pressures in Europe were resisted by voters in France, Greece and Germany, raising questions regarding the region’s fiscal and economic prospects. These threats to global growth caused most stock market averages, including the Index, to decline in April and May, partly erasing earlier gains. Small-cap stocks generally trailed their large-cap counterparts, but value-oriented stocks outperformed growth-oriented equities.

Financial Stocks Dampened Fund Performance

The fund’s relative performance was undermined by relatively light exposure (25%) to financial stocks. The financials sector comprises approximately 37% of the Index, but we believe it is not prudent to allocate such a large percentage of the fund’s assets to a single market segment.To a lesser degree, the fund also was hurt by shortfalls in the health care sector, where nursing homes operator Kindred Healthcare struggled with proposed Medicare cuts, and health insurer Universal American disappointed investors with an acquisition that reduced the likelihood that the company might be a takeover candidate.

The fund achieved better relative results in the materials sector. Agricultural chemicals producer American Vanguard achieved record earnings amid strong demand for its products, and polymers manufacturer Omnova Solutions reported better-than-expected earnings.

Positioned for Continued Volatility

Issues arising from Congressional gridlock, the U.S presidential election and the European sovereign debt crisis may continue to produce bouts of heightened volatility in equity markets. Therefore, we have maintained the fund’s focus on attractively valued small-cap companies with track records of consistent growth in businesses that tend to be relatively insensitive to overseas turmoil and a changing domestic economy.

June 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1,
2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small CapValue Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.93	$10.88	$5.10
Ending value (after expenses)	$1,037.30	$1,032.90	$1,038.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.86	$10.78	$5.05
Ending value (after expenses)	$1,018.20	$1,014.30	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of 1.36% for Class A, 2.14% for Class C and 1.00%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2012 (Unaudited)

Common Stocks—95.8%	Shares	Value ($)
Consumer Discretionary—13.0%
ACCO Brands	61,300[a]	559,056
American Eagle Outfitters	41,020	792,096
Amerigon	56,600[a]	678,068
Asbury Automotive Group	31,300[a]	836,649
Ascena Retail Group	90,260[a]	1,708,622
Avery Dennison	32,600	948,986
Barrett Business Services	40,523	800,329
Bebe Stores	89,466	570,793
Cabela’s	20,950[a]	740,373
Chico’s FAS	86,420	1,262,596
Coinstar	11,400[a,b]	700,302
Convergys	149,550	2,086,223
Cracker Barrel Old Country Store	22,487	1,377,778
CSS Industries	40,200	765,408
Delta Apparel	25,175[a]	356,730
Ennis	52,170	741,857
Exide Technologies	163,010[a]	378,183
Finish Line, Cl. A	24,700	509,314
FTI Consulting	51,330[a]	1,620,488
G-III Apparel Group	16,100[a]	397,831
Helen of Troy	30,250[a]	952,270
Interval Leisure Group	6,976	116,150
JAKKS Pacific	36,068[b]	666,897
Jarden	3,763	152,966
JOS. A. Bank Clothiers	26,919[a]	1,194,127
Korn/Ferry International	138,081[a]	1,877,902
Krispy Kreme Doughnuts	80,970[a]	509,301
Lifetime Brands	49,415	554,436
M/I Homes	54,040[a]	811,681
Men’s Wearhouse	24,600	885,354
Meredith	73,623[b]	2,178,505
Multimedia Games Holding Company	56,600[a]	713,726
Nathan’s Famous	4,193[a]	102,729
Nu Skin Enterprises, Cl. A	40,847	1,751,519
OfficeMax	203,700[a]	992,019

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
PEP Boys-Manny Moe & Jack	7,100	65,888
PHH	74,130[a,b]	1,228,334
Pier 1 Imports	68,500	1,116,550
Quiksilver	114,600[a]	315,150
RadioShack	56,900[b]	264,016
Rent-A-Center	134,446	4,526,797
Ruby Tuesday	71,070[a]	510,283
Ruth’s Hospitality Group	82,371[a]	540,354
Select Comfort	23,200[a]	634,752
Shuffle Master	33,900[a]	537,654
Shutterfly	25,300[a]	697,521
Sonic	13,939[a]	118,900
Talbots	22,000[a,b]	53,680
TiVo	101,700[a]	868,518
Universal Technical Institute	12,391	151,046
Valassis Communications	52,730[a,b]	1,049,854
Visteon	7,960[a]	318,400
VOXX International	46,700[a]	460,462
Wendy’s	119,100	546,669
Wet Seal, Cl. A	143,912[a]	408,710
		45,704,802
Consumer Staples—.9%
Andersons	22,000	958,100
Constellation Brands, Cl. A	40,800[a]	787,032
Nash Finch	57,556	1,186,229
Overhill Farms	41,025[a]	182,561
Smithfield Foods	8,060[a]	158,540
		3,272,462
Energy—5.1%
Atmos Energy	79,668	2,640,198
Berry Petroleum, Cl. A	55,034	2,141,373
Bolt Technology	5,330	65,932
Cal Dive International	346,880[a]	891,482
Callon Petroleum	147,638[a]	636,320
Covanta Holding	50,600	791,384
Energy Partners	33,970[a]	536,386

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Energy XXI	23,000	714,150
GeoResources	36,320[a]	1,296,624
Gulfport Energy	47,530[a]	878,354
ION Geophysical	80,100[a]	485,406
McDermott International	46,320[a]	470,148
Newpark Resources	198,090[a]	1,146,941
Northern Oil and Gas	29,292[a,b]	525,206
PetroQuest Energy	171,875[a,b]	850,782
Stone Energy	37,969[a]	894,549
Synergy Resources	130,120[a]	352,625
Tetra Technologies	99,800[a]	637,722
TransGlobe Energy	50,700[a]	522,210
Warren Resources	244,669[a]	526,038
Western Refining	48,800	943,792
		17,947,622
Exchange Traded Funds—1.2%
iShares Russell 2000 Index Fund	56,612[b]	4,308,739
Financial—27.3%
Alterra Capital Holdings	38,300	850,643
Altisource Portfolio Solutions	37,233[a]	2,154,301
American Equity Investment Life Holding	221,276	2,341,100
Ares Capital	169,121	2,552,036
Aspen Insurance Holdings	23,510	664,393
Assurant	4,310	143,868
Asta Funding	60,630	531,119
Astoria Financial	56,000	503,440
BancorpSouth	101,559[b]	1,370,031
Bank of Hawaii	35,355	1,638,351
BankUnited	8,500	200,515
BBCN Bancorp	162,610[a]	1,754,562
Brandywine Realty Trust	50,300[c]	564,869
Brookline Bancorp	66,844	587,559
Bryn Mawr Bank	53,520	1,095,554
Capstead Mortgage	74,800[c]	1,029,996
Cash America International	15,200	676,096
CBIZ	201,147[a]	1,134,469

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Centerstate Banks	83,670	605,771
City Holding	25,100[b]	807,718
City National	2,400	119,232
Columbia Banking System	111,555	2,021,377
Comerica	26,227	797,825
Community Bank System	99,349	2,643,677
CoreLogic	64,900[a]	1,102,651
Cullen/Frost Bankers	20,587	1,171,194
CVB Financial	125,100	1,362,339
Deluxe	109,633	2,534,715
DFC Global	2,150[a]	35,432
Dime Community Bancshares	67,230	878,024
Donegal Group, Cl. A	52,552	781,448
Eaton Vance	6,767	164,709
Encore Capital Group	36,200[a]	877,488
Endurance Specialty Holdings	3,792	148,116
Everest Re Group	1,328	135,615
F.N.B	139,272	1,479,069
FBL Financial Group, Cl. A	24,059	614,226
Fidelity National Financial, Cl. A	41,120	774,700
Fifth Street Finance	86,393[b]	821,597
First Bancorp	20,700	192,303
First Cash Financial Services	22,500[a]	842,850
First Commonwealth Financial	99,000	620,730
First Financial Bankshares	34,620[b]	1,109,917
First Financial Holdings	58,696	563,482
First Merchants	61,257	718,545
First Midwest Bancorp	61,168	617,185
First Niagara Financial Group	85,000	685,950
First Potomac Realty Trust	66,399[c]	796,788
Flushing Financial	41,365	533,609
Glimcher Realty Trust	117,300[c]	1,079,160
Hancock Holding	43,116	1,314,607
HCC Insurance Holdings	83,136	2,598,831
Heritage Financial Group	47,744	586,296
Horace Mann Educators	31,500	538,965

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Huntington Bancshares	125,200	818,808
IBERIABANK	27,100	1,314,079
Independent Bank/MA	5,740	155,152
Investment Technology Group	94,232[a]	893,319
Investors Bancorp	21,392[a]	319,596
Janus Capital Group	18,487	134,955
Knight Capital Group, Cl. A	74,231[a]	933,084
LaSalle Hotel Properties	27,000[c]	744,660
Lender Processing Services	112,010	2,585,191
Medical Properties Trust	242,350[c]	2,181,150
MGIC Investment	83,900[a]	213,106
MoneyGram International	37,400[a]	520,982
NASDAQ OMX Group	6,850	149,878
National Western Life Insurance	6,100	771,162
Navigators Group	3,053[a]	147,918
Netspend Holdings	20,800[a]	154,128
Ocwen Financial	228,010[a]	3,655,000
Omega Healthcare Investors	174,206[c]	3,677,489
Parkway Properties	24,184[c]	254,899
Piper Jaffray	27,230[a]	596,609
Platinum Underwriters Holdings	18,566	673,946
Primerica	77,390	1,862,777
ProAssurance	1,141	100,568
PS Business Parks	13,000[c]	856,570
Ramco-Gershenson Properties	54,095[c]	644,271
RLI	16,800	1,119,552
Rockville Financial	49,148	552,915
SVB Financial Group	22,000[a]	1,312,520
TCF Financial	59,700	703,863
Texas Capital Bancshares	39,000[a]	1,512,420
Tower Group	145,011	2,846,566
Trustmark	41,796	1,020,658
Umpqua Holdings	57,100	732,593
Union First Market Bankshares	45,434	634,259
Validus Holdings	36,917	1,158,455
Waddell & Reed Financial, Cl. A	65,587	1,883,003

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Walter Investment Management	57,610	1,090,557
Washington Federal	33,238	545,436
Wintrust Financial	39,500	1,343,395
World Acceptance	42,618[a,b]	2,916,776
		96,201,308
Health Care—7.1%
Accuray	85,930[a]	538,781
Affymetrix	81,900[a]	388,206
Air Methods	12,300[a]	1,121,145
Alkermes	33,590[a]	524,676
AmSurg	80,381[a]	2,196,009
AngioDynamics	33,417[a]	402,341
Atrion	1,280	257,114
Cambrex	142,100[a]	1,021,699
Charles River Laboratories International	27,200[a]	907,936
Chemed	7,200[b]	399,960
CryoLife	114,552[a]	529,230
Flamel Technologies, ADR	112,052[a]	482,944
Halozyme Therapeutics	49,330[a,b]	376,881
Health Management Associates, Cl. A	149,800[a]	960,218
Hill-Rom Holdings	79,929	2,350,712
IRIS International	48,964[a]	521,956
Kindred Healthcare	211,744[a]	1,751,123
Lincare Holdings	54,550	1,250,832
Magellan Health Services	32,900[a]	1,387,393
MAP Pharmaceuticals	16,800[a,b]	197,736
Medicis Pharmaceutical, Cl. A	32,100	1,158,810
Merit Medical Systems	55,909[a]	726,817
Metropolitan Health Networks	74,900[a]	651,630
Natus Medical	55,866[a]	625,699
Nektar Therapeutics	61,176[a,b]	409,879
Questcor Pharmaceuticals	14,200[a,b]	587,880
Rigel Pharmaceuticals	38,898[a]	289,012
Symmetry Medical	241,322[a]	1,867,832
Syneron Medical	59,410[a]	631,528
Universal American	65,500	643,865
		25,159,844

Common Stocks (continued)	Shares	Value ($)
Industrial—17.3%
AAON	38,147	714,875
Actuant, Cl. A	52,350	1,369,999
Aegion	52,515[a]	828,162
Aerovironment	6,650[a]	148,162
Air Transport Services Group	130,675[a]	662,522
Altra Holdings	6,810[a]	114,204
American Reprographics	260,068[a]	1,344,551
Arkansas Best	31,120	393,668
Atlas Air Worldwide Holdings	14,500[a]	658,590
Avis Budget Group	35,700[a]	530,145
Bristow Group	54,736	2,192,177
CAI International	77,050[a]	1,428,507
CDI	48,130	807,621
Ceco Environmental	8,700	61,596
Ceradyne	21,100	531,509
Columbus McKinnon	19,200[a]	296,448
Cooper Tire & Rubber	119,366	1,847,786
Crown Holdings	24,400[a]	831,796
CTS	167,022	1,566,666
Danaos	104,800[a]	434,920
Donaldson	2,719	97,259
DXP Enterprises	16,800[a]	789,600
EnerSys	40,952[a]	1,350,597
ESCO Technologies	24,300	848,070
Flow International	148,160[a]	437,072
Foster Wheeler	16,088[a]	287,814
Franklin Electric	19,174	937,992
Gardner Denver	1,488	80,471
Gibraltar Industries	51,477[a]	526,095
Global Power Equipment Group	53,320[a]	982,688
GrafTech International	133,458[a]	1,423,997
Granite Construction	17,382	398,395
Greif, Cl. A	25,019	1,094,331
Harsco	24,400	490,440
Hawaiian Holdings	101,800[a]	588,404
Heartland Payment Systems	20,644	602,392
Hexcel	95,242[a]	2,322,000

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
IDEX	1,976	78,506
iRobot	29,900[a,b]	633,282
ITT	25,300	519,409
Ituran Location and Control	11,948	142,420
John Bean Technologies	46,750	651,228
KBR	30,200	769,194
Kelly Services, Cl. A	51,400	600,866
LeCroy	13,300[a]	188,727
LSI Industries	65,035	398,014
Lydall	74,930[a]	932,879
Manitowoc	37,500	390,000
McGrath Rentcorp	30,380	767,095
Medifast	47,300[a,b]	854,238
Myers Industries	42,550	715,691
NACCO Industries, Cl. A	10,260	1,076,582
Navistar International	19,300[a]	539,242
Nordson	971	52,055
Old Dominion Freight Line	30,750[a]	1,339,470
Orion Marine Group	78,150[a]	522,042
Pall	12,390	689,627
Park Electrochemical	61,528	1,443,447
Pulse Electronics	245,928	482,019
Ryder System	16,600	717,286
Sauer-Danfoss	26,700	964,671
School Specialty	28,570[a,b]	85,996
Sealed Air	45,900	718,335
Shaw Group	80,815[a]	2,052,701
SkyWest	108,466	764,685
Sonoco Products	32,251	992,363
Spirit Aerosystems Holdings, Cl. A	31,400[a]	724,398
Standex International	47,200	1,920,568
Teledyne Technologies	12,500[a]	744,750
Tennant	25,700	1,084,540
Textron	27,300	645,099
Thor Industries	62,921	1,934,821
Towers Watson & Co., Cl. A	2,184	131,608
TriMas	57,180[a]	1,144,172

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Tutor Perini	156,194[a]	1,755,621
Twin Disc	45,750[b]	871,995
		61,061,163
Information Technology—12.9%
Acacia Research	24,650[a]	857,080
Accelrys	72,000[a]	561,600
Acxiom	104,584[a]	1,471,497
American Software, Cl. A	136,104	1,083,388
Anixter International	9,816	564,518
AXT	80,900[a]	311,465
Benchmark Electronics	53,923[a]	730,117
Brocade Communications Systems	172,000[a]	799,800
CACI International, Cl. A	40,070[a]	1,714,996
Cadence Design Systems	42,600[a]	434,520
Cardtronics	44,900[a]	1,258,098
Ceva	18,100[a]	314,578
DDI	96,790	1,257,302
Digital River	48,600[a]	709,560
Dolby Laboratories, Cl. A	14,100[a]	604,749
DST Systems	14,900	761,390
Dun & Bradstreet	2,995	202,372
Electronics for Imaging	51,705[a]	762,132
Emulex	112,630[a]	756,874
Fair Isaac	2,873	116,816
FalconStor Software	230,428[a]	617,547
FormFactor	140,152[a]	839,510
Freescale Semiconductor	43,170[b]	397,164
GSI Group	39,429[a]	457,771
GT Advanced Technologies	177,690[a,b]	746,298
Integrated Silicon Solution	78,829[a]	737,839
Internap Network Services	73,969[a]	527,399
International Rectifier	95,147[a]	1,792,570
Itron	16,340[a]	585,462
Kulicke & Soffa Industries	58,900[a]	619,628
Lexmark International, Cl. A	47,080	1,177,471
Lincoln Electric Holdings	992	47,199
Logitech International	74,600[a,b]	763,158

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
LTX-Credence	73,652[a]	522,929
MagicJack VocalTec	44,450[a,b]	639,635
Magnachip Semiconductor	61,350[a]	584,052
Mercury Computer Systems	27,200[a]	322,320
Methode Electronics	19,500	146,445
Monster Worldwide	67,360[a]	579,296
NetScout Systems	39,500[a]	791,975
Online Resources	171,830[a]	381,463
Plexus	27,489[a]	769,692
Power-One	412,730[a,b]	1,712,830
Quantum	241,510[a]	470,945
Radisys	77,917[a]	455,035
Rovi	23,560[a]	575,571
Schawk	24,430	272,395
Scientific Games, Cl. A	62,300[a]	532,042
SeaChange International	60,400[a]	488,636
Silicon Graphics International	72,730[a,b]	428,380
Silicon Image	196,000[a]	866,320
Spansion, Cl. A	37,140[a]	401,112
SYNNEX	37,280[a]	1,243,288
Teradyne	26,700[a]	385,815
Tyler Technologies	13,900[a]	518,470
Ultratech	21,200[a]	642,784
Unwired Planet	191,302[a]	451,473
Veeco Instruments	15,560[a,b]	539,621
Verint Systems	30,700[a]	881,704
Vishay Intertechnology	289,640[a]	3,075,977
Vishay Precision Group	61,020[a]	848,788
Zebra Technologies, Cl. A	40,784[a]	1,365,040
		45,475,901
Materials—5.6%
American Vanguard	42,200	1,137,290
Carpenter Technology	3,110	140,137
Chemtura	50,900[a]	769,099
Cytec Industries	8,000	483,680
Ferro	121,990[a]	541,636
Glatfelter	136,056	2,061,248

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Haynes International	9,250	471,750
Horsehead Holding	46,666[a]	413,461
Kaiser Aluminum	30,877	1,481,787
KMG Chemicals	7,731	132,045
Kraton Performance Polymers	51,160[a]	977,668
Lawson Products	17,676	173,402
LSB Industries	22,920[a]	637,634
Mercer International	129,880[a]	840,324
Metalico	113,680[a]	287,610
Metals USA Holdings	76,910[a]	1,116,733
Olympic Steel	23,340	386,977
Omnova Solutions	150,860[a]	1,086,192
PolyOne	100,060	1,323,794
RPM International	42,734	1,126,468
Schweitzer-Mauduit International	13,204	883,348
Sensient Technologies	29,546	1,079,020
Stillwater Mining	32,530[a]	276,180
TPC Group	25,700[a]	811,863
Worthington Industries	60,530	983,613
		19,622,959
Telecommunications—2.5%
Arris Group	70,000[a]	863,100
Aviat Networks	221,862[a]	574,623
Black Box	67,428	1,509,039
Ciena	38,800[a]	525,740
Comverse Technology	39,400[a]	240,734
DigitalGlobe	53,700[a,b]	867,792
Infinera	94,200[a,b]	603,822
Oplink Communications	105,183[a]	1,348,446
Plantronics	41,820	1,258,364
RF Micro Devices	119,700[a]	451,269
Sierra Wireless	49,900[a]	448,102
		8,691,031
Utilities—2.9%
Cleco	26,000	1,061,840
Empire District Electric	66,409	1,331,500
GenOn Energy	386,140[a]	664,161

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Hawaiian Electric Industries	24,438	674,733
NorthWestern	36,600	1,299,666
Ormat Technologies	37,000[b]	751,470
Pike Electric	58,770[a]	424,319
PNM Resources	39,600	738,540
Portland General Electric	74,532	1,874,480
UNS Energy	38,000	1,424,620
		10,245,329
Total Common Stocks
(cost $333,020,300)		337,691,160

Investment of Cash Collateral
for Securities Loaned—5.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $18,537,641)	18,537,641[d]	18,537,641
Total Investments (cost $351,557,941)	101.1%	356,228,801
Liabilities, Less Cash and Receivables	(1.1%)	(3,816,990)
Net Assets	100.0%	352,411,811

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At May 31, 2012, the value of the fund’s securities on loan was $18,033,880 and the value of the collateral held by the fund was $18,537,641.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	27.3	Energy	5.1
Industrial	17.3	Utilities	2.9
Consumer Discretionary	13.0	Telecommunications	2.5
Information Technology	12.9	Exchange Traded Funds	1.2
Health Care	7.1	Consumer Staples	.9
Materials	5.6
Money Market Investment	5.3		101.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,033,880)—Note 1(b):
Unaffiliated issuers		333,020,300	337,691,160
Affiliated issuers		18,537,641	18,537,641
Cash			16,313,242
Receivable for investment securities sold			3,211,461
Receivable for shares of Common Stock subscribed			437,600
Dividends and securities lending income receivable			333,959
Prepaid expenses			23,491
			376,548,554
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			301,210
Liability for securities on loan—Note 1(b)			18,537,641
Payable for investment securities purchased			5,058,547
Payable for shares of Common Stock redeemed			179,564
Accrued expenses			59,781
			24,136,743
Net Assets ($)			352,411,811
Composition of Net Assets ($):
Paid-in capital			342,038,639
Accumulated undistributed investment income—net			628,235
Accumulated net realized gain (loss) on investments			5,074,077
Accumulated net unrealized appreciation
(depreciation) on investments			4,670,860
Net Assets ($)			352,411,811

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	802,780	162,084	351,446,947
Shares Outstanding	45,392	9,431	19,688,339
Net Asset Value Per Share ($)	17.69	17.19	17.85

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends	2,246,061
Income from securities lending—Note 1(b)	64,494
Total Income	2,310,555
Expenses:
Management fee—Note 3(a)	1,497,049
Custodian fees—Note 3(c)	50,554
Professional fees	34,547
Directors’ fees and expenses—Note 3(d)	29,480
Registration fees	29,035
Prospectus and shareholders’ reports	8,807
Shareholder servicing costs—Note 3(c)	4,219
Loan commitment fees—Note 2	1,645
Distribution fees—Note 3(b)	655
Miscellaneous	8,896
Total Expenses	1,664,887
Less—reduction in management fee due to undertaking—Note 3(a)	(378)
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	1,664,505
Investment Income—Net	646,050
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,502,557
Net unrealized appreciation (depreciation) on investments	303,152
Net Realized and Unrealized Gain (Loss) on Investments	6,805,709
Net Increase in Net Assets Resulting from Operations	7,451,759

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Operations ($):
Investment income—net	646,050	573,823
Net realized gain (loss) on investments	6,502,557	24,412,345
Net unrealized appreciation
(depreciation) on investments	303,152	(24,681,280)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,451,759	304,888
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	(639,291)	—
Net realized gain on investments:
Class A Shares	(75,831)	(443,790)
Class C Shares	(14,596)	(61,614)
Class I Shares	(25,288,419)	(14,742,480)
Total Dividends	(26,018,137)	(15,247,884)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	48,868	830,601
Class C Shares	—	146,384
Class I Shares	85,676,637	119,134,231
Dividends reinvested:
Class A Shares	75,831	43,161
Class C Shares	14,596	15,022
Class I Shares	13,220,617	6,759,296
Cost of shares redeemed:
Class A Shares	(351,968)	(7,562,568)
Class C Shares	(7,875)	(958,764)
Class I Shares	(26,019,597)	(56,671,319)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	72,657,109	61,736,044
Total Increase (Decrease) in Net Assets	54,090,731	46,793,048
Net Assets ($):
Beginning of Period	298,321,080	251,528,032
End of Period	352,411,811	298,321,080
Undistributed investment income—net	628,235	621,176

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Capital Share Transactions:
Class A
Shares sold	2,608	40,242
Shares issued for dividends reinvested	4,401	2,167
Shares redeemed	(19,016)	(357,221)
Net Increase (Decrease) in Shares Outstanding	(12,007)	(314,812)
Class C
Shares sold	—	7,198
Shares issued for dividends reinvested	869	766
Shares redeemed	(438)	(46,318)
Net Increase (Decrease) in Shares Outstanding	431	(38,354)
Class I
Shares sold	4,533,107	6,040,831
Shares issued for dividends reinvested	761,028	337,627
Shares redeemed	(1,380,695)	(2,940,158)
Net Increase (Decrease) in Shares Outstanding	3,913,440	3,438,300
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2012	Year Ended November 30,
Class A Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	18.66	19.63	15.24	12.50
Investment Operations:
Investment income (loss)—net[b]	.00[c]	(.04)	(.05)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	.65	.23	4.47	2.74
Total from Investment Operations	.65	.19	4.42	2.74
Distributions:
Dividends from net realized
gain on investments	(1.62)	(1.16)	(.03)	—
Net asset value, end of period	17.69	18.66	19.63	15.24
Total Return (%)[d]	3.73[e]	.62	29.05	21.92[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.43[f]	1.29	1.34	2.94[f]
Ratio of net expenses
to average net assets	1.36[f]	1.27	1.32	1.40[f]
Ratio of net investment income (loss)
to average net assets	.02[f]	(.18)	(.27)	(.02)[f]
Portfolio Turnover Rate	45.34[e]	67.49	56.03	48.43[e]
Net Assets, end of period ($ x 1,000)	803	1,071	7,308	6,289

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2012	Year Ended November 30,
Class C Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	18.25	19.34	15.13	12.50
Investment Operations:
Investment (loss)—net[b]	(.07)	(.18)	(.18)	(.10)
Net realized and unrealized
gain (loss) on investments	.63	.25	4.42	2.73
Total from Investment Operations	.56	.07	4.24	2.63
Distributions:
Dividends from net realized
gain on investments	(1.62)	(1.16)	(.03)	—
Net asset value, end of period	17.19	18.25	19.34	15.13
Total Return (%)[c]	3.29[d]	(.03)	28.07	21.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.20[e]	2.03	2.10	3.70[e]
Ratio of net expenses
to average net assets	2.14[e]	2.02	2.08	2.15[e]
Ratio of net investment (loss)
to average net assets	(.76)[e]	(.92)	(1.02)	(.77)[e]
Portfolio Turnover Rate	45.34[d]	67.49	56.03	48.43[d]
Net Assets, end of period ($ x 1,000)	162	164	916	617

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2012	Year Ended November 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	18.83	19.72	15.28	12.50
Investment Operations:
Investment income—net[b]	.04	.04	.00[c]	.03
Net realized and unrealized
gain (loss) on investments	.64	.23	4.47	2.75
Total from Investment Operations	.68	.27	4.47	2.78
Distributions:
Dividends from investment income—net	(.04)	—	(.00)[c]	—
Dividends from net realized
gain on investments	(1.62)	(1.16)	(.03)	—
Total Distributions	(1.66)	(1.16)	(.03)	—
Net asset value, end of period	17.85	18.83	19.72	15.28
Total Return (%)	3.87[d]	1.04	29.32	22.24[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00[e]	.99	1.07	1.91[e]
Ratio of net expenses
to average net assets	1.00[e]	.99	1.06	1.15[e]
Ratio of net investment income
to average net assets	.39[e]	.20	.02	.26[e]
Portfolio Turnover Rate	45.34[d]	67.49	56.03	48.43[d]
Net Assets, end of period ($ x 1,000)	351,447	297,086	243,304	63,379

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small CapValue Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Seigel and Walmsley, LLC (“TS&W”),Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Management LLC (“Neuberger Berman”), Lombardia Capital Partners, LLC (“Lombardia”), Iridian Asset Management LLC (“Iridian”) and VulcanValue Partners, LLC (“Vulcan”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio. Effective May 10, 2012, the Board of Directors approved a new sub-investment advisory agreement withVulcan.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	326,734,673	—	—	326,734,673
Equity Securities—
Foreign†	6,647,748	—	—	6,647,748
Mutual Funds/
Exchange
Traded Funds	22,846,380	—	—	22,846,380

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No.

2011-04 “Amendments to Achieve Common FairValue Measurement

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2012, The Bank of NewYork Mellon earned $21,498 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2011 ($)	Purchases ($)	Sales ($)	5/31/2012 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	11,415,857	65,238,831	58,117,047	18,537,641	5.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was as follows: ordinary income $11,066,759 and long-term capital gains $4,181,125.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking amounted to $378 during the period ended May 31, 2012.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and TS&W, Walthausen, Neuberger Berman, Lombardia, Iridian and Vulcan, Dreyfus pays TS&W, Walthausen, Neuberger Berman, Lombardia, Iridian and Vulcan separate monthly fees at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2012, Class C shares were charged $655 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2012, Class A and Class C shares were charged $1,092 and $218, respectively, pursuant to the Shareholder Services Plan.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $1,738 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $50,554 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $108 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $270,706, Rule 12b-1 distribution plan fees $105, shareholder services plan fees $209, custodian fees $26,676, chief compliance officer fees $2,652 and transfer agency per account fees $885, which are offset against an expense reimbursement currently in effect in the amount of $23.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2012, amounted to $184,404,922 and $144,954,502, respectively.

At May 31, 2012, accumulated net unrealized appreciation on investments was $4,670,860, consisting of $34,941,872 gross unrealized appreciation and $30,271,012 gross unrealized depreciation.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	35

INFORMATION ABOUT THE APPROVAL OF AN ADDITIONAL
SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on April 30, 2012, the Board considered the approval of a Sub-Investment Advisory Agreement withVulcanValue Partners, LLC (the “Sub-Adviser”), pursuant to which the Sub-Adviser would serve as an additional sub-investment adviser and provide day-to-day management of a percentage of the fund’s portfolio (the “Sub-Advisory Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and EACM. In considering approval of the Sub-Advisory Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund.The Board considered information previously provided to them in a presentation from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board considered the portfolio management and research capabilities of the Sub-Adviser, the Sub-Adviser’s portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution, and that Dreyfus and EACM would supervise the Sub-Adviser’s activities with respect to the fund.

Comparative Analysis of Performance and Fees. Representatives of Dreyfus and EACM reviewed the investment strategies to be employed by the Sub-Adviser in managing its portion of the fund’s assets. The Board considered EACM’s presentation regarding the Sub-Adviser’s portfolio management and research resources and capabilities, experience in managing small cap equity funds, historical investment performance in the strategy to be employed for the fund, reputation and financial condition, brokerage and trading policies and practices, and internal compliance programs, as well as Dreyfus’ and EACM’s recommendation and supervision of, and relationship with, the Sub-Adviser.

Dreyfus representatives reviewed with the Board members the advisory fees paid to the Sub-Adviser for funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by the Sub-Adviser considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. Dreyfus representatives noted that neither Dreyfus nor EACM advise any separate accounts and/or other types of client portfolios considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services to be provided by the Sub-Adviser and Dreyfus.The Board noted the Sub-Adviser’s fee would be paid by Dreyfus (out of its fee from the fund) and not the fund and would be at the same rate as that payable to the fund’s other sub-advisers.

Analysis of Profitability. Since Dreyfus, and not the fund, would pay the Sub-Adviser, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations.

The Fund	37

INFORMATION ABOUT THE APPROVAL OF AN ADDITIONAL
SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of the Sub-Advisory Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the ser- vices to be provided by the Sub-Adviser are adequate and appropriate, in light of the considerations described above.

  The Board concluded that the fee to be paid to the Sub-Adviser is reasonable, in light of the considerations described above, and that consideration of total expense ratios, profitability, and economies of scale were not relevant to the determination.

The Board considered these conclusions and determinations and, without any one factor being dispositive, determined that approval of the Sub-Advisory Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

International
Stock Fund

SEMIANNUAL REPORT May 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

International

Stock Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The global market rebound that drove stock prices higher during the opening months of 2012 seemed to sputter and die in the spring, primarily due to a resurgent European debt crisis and renewed economic concerns in the United States and China. Consequently, international stocks ended the reporting period with negative returns, on average, with steeper declines among value-oriented stocks in European markets.

Despite the markets’ recent swoon and Europe’s persistent debt crisis, we do not anticipate a global recession. Instead, we continue to expect worldwide economic growth of about 3% for 2012, with an economic decline in Southern Europe, slight declines or slight growth for several quarters in the United Kingdom and much of Northern Europe, near-trend growth in the United States, and sustained but slower growth in China and other emerging market countries.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, International Stock Fund’s Class A shares achieved a return of –0.97%, Class C shares returned –1.39% and Class I shares returned –0.86%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “MSCI EAFE Index”), achieved a –4.70% return over the same period.2

International equities generally rebounded over the reporting period’s first half, but renewed macroeconomic concerns later erased those gains, leading to negative returns for both the fund and the MSCI EAFE Index. The fund produced better relative returns than the benchmark, primarily due to the success of our stock selection strategy in the health care and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in high-quality companies capable of sustainable growth and wealth creation over a long time horizon.The fund invests in stocks of foreign companies that are predominantly located in the world’s developed markets outside of the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth.The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of products, costs and pricing, competition, industry position and outlook.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Developments Fueled Market Volatility

Stocks throughout the world rallied from depressed levels soon after the start of the reporting period, when investors responded to a quantitative easing program in Europe that appeared to forestall a more severe banking crisis in the region, employment gains in the United States, and the growing likelihood of a “soft landing” and lower inflation in China. As a result, investors grew more tolerant of risks, and they shifted their attention from traditional safe havens to stocks and other assets expected to benefit from better global business conditions.

However, these positive influences were called into question in the spring of 2012, when austerity measures designed to relieve fiscal pressures in Europe encountered political resistance in some countries, raising questions about the region’s economic prospects. At the same time, U.S. economic data proved more disappointing than expected. These threats to global growth caused most international stock market averages, including the MSCI EAFE Index, to decline in April and May, more than offsetting earlier gains.

Stock Selections Buoyed Relative Fund Performance

In this challenging environment, our bottom-up security selection process identified a number of fundamentally strong companies in industry groups that tend to be less vulnerable to changes in economic conditions.Winners in the health care sector included Australia-based blood plasma specialist CSL, where sales and earnings increased along with medical demand for plasma components, and Denmark-based diabetes treatment specialist Novo Nordisk saw sales increase along with the prevalence of this obesity-related disease. The fund also received a strongly positive contribution to performance from Japanese drug maker Chugai Pharmaceutical. In the consumer discretionary sector, fashion and household goods company Shimamura proved to be well managed through the disruptions caused by the nation’s 2011 earthquake and tsunami.

Disappointments during the reporting period were concentrated primarily in the capital goods sector, where pipe manufacturers Tenaris and Vallourec, based in Luxembourg and France, respectively, suffered due to sluggish demand from customers in the energy production industry as oil

4

prices declined. However, we believe that this setback is temporary, and that long-term trends remain favorable for both companies. In addition, U.K.-based international supermarket chain Tesco was hurt by a weak holiday season in 2011 and costs related to accelerated investments in refurbishing its branded stores. Another U.K. grocery operator, WM Morrison Supermarkets, was hurt by negative investor sentiment toward the industry despite relatively strong operating results.

Finding Attractive Opportunities Throughout the World

As of the reporting period’s end, we have remained cautious with regard to the global economy, as ongoing deleveraging among governments, businesses and individuals seems likely to constrain economic activity for some time to come. Nonetheless, our research-intensive approach has continued to identify companies likely to benefit from secular growth trends. For example, we have found a number of these opportunities among multinational companies — such as food giant Nestle and cosmetics seller L’Oreal — that have achieved higher earnings through a growing presence in the emerging markets. In our judgment, the fund is well positioned to participate in gains among fundamentally strong businesses while managing the various risks stemming from sluggish global economic growth.

June 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.52	$10.23	$4.68
Ending value (after expenses)	$990.30	$986.10	$991.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.61	$10.38	$4.75
Ending value (after expenses)	$1,018.45	$1,014.70	$1,020.30

for Class I , multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2012 (Unaudited)

Common Stocks—96.5%	Shares	Value ($)
Australia—9.4%
Coca-Cola Amatil	2,546,000	31,868,711
Cochlear	280,800	17,155,608
CSL	877,400	32,178,484
Woodside Petroleum	1,057,000	33,122,951
Woolworths	1,228,000	31,627,349
		145,953,103
Belgium—1.9%
Colruyt	740,800	29,751,813
Brazil—2.1%
Petroleo Brasileiro, ADR	1,730,800	32,712,120
Canada—1.9%
Suncor Energy	1,089,600	29,570,110
China—1.1%
China Shenhua Energy, Cl. H	4,670,000	16,456,056
Denmark—2.3%
Novo Nordisk, Cl. B	265,000	35,254,842
Finland—1.0%
Kone, Cl. B	276,000	15,401,778
France—5.9%
Cie Generale d’Optique Essilor International	286,000	24,429,513
Danone	487,000	31,247,054
L’Oreal	263,600	29,634,751
Vallourec	143,800	5,369,851
		90,681,169
Germany—4.0%
Adidas	422,000	31,407,491
SAP	520,000	29,834,432
		61,241,923
Hong Kong—7.7%
China Mobile	3,094,500	31,297,647
CLP Holdings	3,214,000	26,170,649

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
CNOOC	17,181,000	31,079,003
Hong Kong & China Gas	12,652,915	29,702,329
		118,249,628
Japan—24.3%
AEON Mall	764,400	15,012,910
Canon	770,600	30,977,412
Chugai Pharmaceutical	628,000	11,340,225
Daikin Industries	361,800	9,331,263
Daito Trust Construction	356,200	31,365,237
Denso	994,900	30,078,077
FANUC	194,600	33,575,702
Honda Motor	934,700	29,963,839
Hoya	588,300	12,620,371
INPEX	5,625	32,518,185
Keyence	83,820	18,976,095
Komatsu	1,274,500	30,545,061
Mitsubishi Estate	877,000	13,642,968
Shimamura	204,300	23,177,986
Shin-Etsu Chemical	613,700	31,562,162
Tokio Marine Holdings	899,000	19,583,882
		374,271,375
Luxembourg—.8%
Tenaris, ADR	388,800	12,122,784
Singapore—1.9%
DBS Group Holdings	1,406,338	14,427,897
Oversea-Chinese Banking	2,269,061	14,720,899
		29,148,796

8

Common Stocks (continued)	Shares	Value ($)
Spain—1.9%
Inditex	348,000	28,752,934
Sweden—1.9%
Hennes & Mauritz, Cl. B	984,100	29,233,778
Switzerland—8.2%
Nestle	528,000	29,923,714
Novartis	590,000	30,643,434
Roche Holding	124,500	19,430,895
SGS	8,290	14,943,934
Syngenta	100,000	32,017,295
		126,959,272
Taiwan—1.9%
Taiwan Semiconductor
Manufacturing, ADR	2,179,900	29,930,027
United Kingdom—18.3%
BG Group	1,555,000	29,777,106
Burberry Group	1,441,000	30,359,051
Centrica	6,856,000	32,692,400
HSBC Holdings	3,950,000	31,016,799
Reckitt Benckiser Group	583,000	30,944,779
SABMiller	859,000	31,706,943
Smith & Nephew	3,150,000	29,419,742
Standard Chartered	1,427,000	28,788,518
Tesco	6,446,000	30,056,828
WM Morrison Supermarkets	1,945,000	8,279,402
		283,041,568
Total Common Stocks
(cost $1,493,311,484)		1,488,733,076

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $31,000,000)	31,000,000[a]	31,000,000

Total Investments (cost $1,524,311,484)	98.5%	1,519,733,076
Cash and Receivables (Net)	1.5%	22,402,157
Net Assets	100.0%	1,542,135,233

ADR—American Depository Receipts
a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Staples	18.5	Industrial	7.9
Energy	13.3	Utilities	5.7
Consumer Discretionary	13.2	Materials	4.1
Health Care	13.0	Telecommunication Services	2.0
Financial	10.9	Money Market Investment	2.0
Information Technology	7.9		98.5

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		1,493,311,484	1,488,733,076
Affiliated issuers		31,000,000	31,000,000
Cash			11,852,054
Cash denominated in foreign currencies		1,563,625	1,534,594
Dividends receivable			9,835,187
Receivable for shares of Common Stock subscribed			1,894,242
Prepaid expenses			53,437
			1,544,902,590
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			1,296,796
Payable for shares of Common Stock redeemed			1,281,899
Accrued expenses			188,662
			2,767,357
Net Assets ($)			1,542,135,233
Composition of Net Assets ($):
Paid-in capital			1,578,267,709
Accumulated undistributed investment income—net			20,283,848
Accumulated net realized gain (loss) on investments			(51,716,884)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(4,699,440)
Net Assets ($)			1,542,135,233

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	154,597,238	20,326,929	1,367,211,066
Shares Outstanding	12,532,723	1,674,003	109,983,238
Net Asset Value Per Share ($)	12.34	12.14	12.43

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,974,412 foreign taxes withheld at source):
Unaffiliated issuers	29,958,339
Affiliated issuers	20,709
Total Income	29,979,048
Expenses:
Management fee—Note 3(a)	6,345,709
Shareholder servicing costs—Note 3(c)	457,283
Custodian fees—Note 3(c)	200,893
Directors’ fees and expenses—Note 3(d)	109,069
Professional fees	87,258
Distribution fees—Note 3(b)	84,772
Registration fees	68,735
Prospectus and shareholders’ reports	28,192
Loan commitment fees—Note 2	6,166
Miscellaneous	56,964
Total Expenses	7,445,041
Less—reduction in fees due to earnings credits—Note 3(c)	(144)
Net Expenses	7,444,897
Investment Income—Net	22,534,151
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(10,838,581)
Net realized gain (loss) on forward foreign currency exchange contracts	(893,760)
Net Realized Gain (Loss)	(11,732,341)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(31,737,938)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	14,241
Net Unrealized Appreciation (Depreciation)	(31,723,697)
Net Realized and Unrealized Gain (Loss) on Investments	(43,456,038)
Net (Decrease) in Net Assets Resulting from Operations	(20,921,887)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Operations ($):
Investment income—net	22,534,151	15,717,906
Net realized gain (loss) on investments	(11,732,341)	(19,894,512)
Net unrealized appreciation
(depreciation) on investments	(31,723,697)	(41,774,228)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(20,921,887)	(45,950,834)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,727,130)	(891,065)
Class C Shares	(33,444)	(62,687)
Class I Shares	(14,304,931)	(5,951,410)
Total Dividends	(16,065,505)	(6,905,162)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	35,984,874	141,281,526
Class C Shares	2,631,884	15,822,744
Class I Shares	412,833,304	597,266,958
Dividends reinvested:
Class A Shares	1,702,274	878,594
Class C Shares	23,020	42,711
Class I Shares	7,414,889	2,081,783
Cost of shares redeemed:
Class A Shares	(73,135,727)	(64,098,053)
Class C Shares	(5,376,458)	(4,950,839)
Class I Shares	(134,827,907)	(130,894,151)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	247,250,153	557,431,273
Total Increase (Decrease) in Net Assets	210,262,761	504,575,277
Net Assets ($):
Beginning of Period	1,331,872,472	827,297,195
End of Period	1,542,135,233	1,331,872,472
Undistributed investment income—net	20,283,848	13,815,202

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Capital Share Transactions:
Class A
Shares sold	2,788,032	10,369,700
Shares issued for dividends reinvested	140,566	64,508
Shares redeemed	(5,683,376)	(4,837,020)
Net Increase (Decrease) in Shares Outstanding	(2,754,778)	5,597,188
Class C
Shares sold	205,688	1,171,466
Shares issued for dividends reinvested	1,923	3,178
Shares redeemed	(424,487)	(387,816)
Net Increase (Decrease) in Shares Outstanding	(216,876)	786,828
Class I
Shares sold	31,990,670	44,375,224
Shares issued for dividends reinvested	608,776	151,955
Shares redeemed	(10,519,625)	(9,928,482)
Net Increase (Decrease) in Shares Outstanding	22,079,821	34,598,697

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2012			Year Ended November 30,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	12.58	12.83	11.97	8.43	13.72	12.50
Investment Operations:
Investment income—net[b]	.16	.15	.09	.05	.09	.07
Net realized and unrealized
gain (loss) on investments	(.28)	(.31)	.86	3.58	(5.28)	1.15
Total from Investment Operations	(.12)	(.16)	.95	3.63	(5.19)	1.22
Distributions:
Dividends from
investment income—net	(.12)	(.09)	(.09)	(.09)	(.02)	—
Dividends from net realized
gain on investments	—	—	—	—	(.08)	—
Total Distributions	(.12)	(.09)	(.09)	(.09)	(.10)	—
Net asset value, end of period	12.34	12.58	12.83	11.97	8.43	13.72
Total Return (%)[c]	(.97)[d]	(1.32)	7.99	43.33	(38.07)	9.76[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31[e]	1.27	1.34	1.43	1.43	1.75[e]
Ratio of net expenses
to average net assets	1.31[e]	1.27	1.34	1.42	1.41	1.47[e]
Ratio of net investment income
to average net assets	2.49[e]	1.08	.69	.50	.79	.50[e]
Portfolio Turnover Rate	3.79[d]	5.07	5.91	21.67	13.18	13.34[d]
Net Assets, end of period
($ x 1,000)	154,597	192,351	124,347	18,059	1,126	1,396

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2012			Year Ended November 30,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	12.33	12.64	11.83	8.32	13.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.12	.04	(.02)	(.01)	.00[c]	(.04)
Net realized and unrealized
gain (loss) on investments	(.29)	(.30)	.87	3.53	(5.24)	1.18
Total from Investment Operations	(.17)	(.26)	.85	3.52	(5.24)	1.14
Distributions:
Dividends from
investment income—net	(.02)	(.05)	(.04)	(.01)	—	—
Dividends from net realized
gain on investments	—	—	—	—	(.08)	—
Total Distributions	(.02)	(.05)	(.04)	(.01)	(.08)	—
Net asset value, end of period	12.14	12.33	12.64	11.83	8.32	13.64
Total Return (%)[d]	(1.39)[e]	(2.08)	7.18	42.31	(38.58)	9.04[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.06[f]	2.05	2.13	2.25	2.24	2.50[f]
Ratio of net expenses
to average net assets	2.06[f]	2.05	2.13	2.22	2.20	2.21[f]
Ratio of net investment income
(loss) to average net assets	1.83[f]	.33	(.12)	(.13)	.03	(.31)[f]
Portfolio Turnover Rate	3.79[e]	5.07	5.91	21.67	13.18	13.34[e]
Net Assets, end of period
($ x 1,000)	20,327	23,319	13,959	1,224	197	445

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

16

Six Months Ended
	May 31, 2012		Year Ended November 30,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a,b]
Per Share Data ($):
Net asset value,
beginning of period	12.70	12.93	12.04	8.47	13.76	12.50
Investment Operations:
Investment income—net[c]	.20	.19	.14	.12	.14	.11
Net realized and unrealized
gain (loss) on investments	(.31)	(.31)	.86	3.57	(5.30)	1.15
Total from
Investment Operations	(.11)	(.12)	1.00	3.69	(5.16)	1.26
Distributions:
Dividends from
investment income—net	(.16)	(.11)	(.11)	(.12)	(.05)	—
Dividends from net realized
gain on investments	—	—	—	—	(.08)	—
Total Distributions	(.16)	(.11)	(.11)	(.12)	(.13)	—
Net asset value, end of period	12.43	12.70	12.93	12.04	8.47	13.76
Total Return (%)	(.86)[d]	(1.01)	8.38	43.98	(37.82)	10.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[e]	.93	.97	1.01	1.03	1.38[e]
Ratio of net expenses
to average net assets	.94[e]	.93	.97	1.01	1.02	1.16[e]
Ratio of net investment income
to average net assets	3.11[e]	1.41	1.11	1.18	1.19	.81[e]
Portfolio Turnover Rate	3.79[d]	5.07	5.91	21.67	13.18	13.34[d]
Net Assets, end of period
($ x 1,000)	1,367,211	1,116,202	688,992	339,535	119,650	69,201

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized) and Class I (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

20

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	1,488,733,076	—	—	1,488,733,076
Mutual Funds	31,000,000	—	—	31,000,000

†	See Statement of Investments for additional detailed categorizations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

22

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2011 ($)	Purchases ($)	Sales ($)	5/31/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	25,700,000	305,110,000	299,810,000	31,000,000	2.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net real-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $32,011,135 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2011. If not applied, $598,805 of the carryover expires in fiscal 2016, $15,114,500 expires in fiscal 2017 and $16,297,830 expires in fiscal 2019.

24

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was as follows: ordinary income $6,905,162. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, until April 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. During the period ended May 31, 2012, there was no reduction in management fee pursuant to the undertaking.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2012, the Distributor retained $9,116 from commissions earned on sales of the fund’s Class A shares and $6,890 from CDSCs on redemptions of the fund’s Class C shares.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2012, Class C shares were charged $84,772, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2012, Class A and Class C shares were charged $216,722 and $28,257, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $21,375 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $200,893 pursuant to the custody agreement.

26

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $3,344 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $144.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,131,140, Rule 12b-1 distribution plan fees $13,540, shareholder services plan fees $38,570, custodian fees $103,244, chief compliance officer fees $2,652 and transfer agency per account fees $7,650.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2012, amounted to $288,056,470 and $54,542,405, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At May 31, 2012, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2012:

Average Market Value ($)
Forward contracts	9,533,282

At May 31, 2012, accumulated net unrealized depreciation on investments was $4,578,408, consisting of $102,972,203 gross unrealized appreciation and $107,550,611 gross unrealized depreciation.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Global Stock Fund

SEMIANNUAL REPORT May 31, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Global Stock Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The global market rebound that drove stock prices higher during the opening months of 2012 seemed to sputter and die in the spring, primarily due to a resurgent European debt crisis and renewed economic concerns in the United States and China. Consequently, international stocks ended the reporting period with negative returns, on average, with steeper declines among value-oriented stocks in European markets.

Despite the markets’ recent swoon and Europe’s persistent debt crisis, we do not anticipate a global recession. Instead, we continue to expect worldwide economic growth of about 3% for 2012, with an economic decline in Southern Europe, slight declines or slight growth for several quarters in the United Kingdom and much of Northern Europe, near-trend growth in the United States, and sustained but slower growth in China and other emerging market countries.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, Global Stock Fund’s Class A shares produced a total return of 1.03%, Class C shares returned 0.69% and Class I shares returned 1.21%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International World Index (the “MSCIWorld Index”), achieved a 0.72% return over the same period.2

Global equities generally rebounded over the reporting period’s first half, but renewed macroeconomic concerns later erased those gains, leading to flat returns for the MSCI World Index overall. The fund’s Class A and Class I shares produced higher returns than the benchmark, primarily due to the success of our stock selection strategy in the health care and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in high-quality companies capable of sustainable growth and wealth creation over a long time horizon. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of the cash generation that is looked for in any investment and to understand the variables that demonstrate robust financial health and define long-term competitive advantage. Companies meeting the financial criteria are then subjected to a detailed investigation of products, costs and pricing, competition, industry position and outlook.

Macroeconomic Developments Fueled Market Volatility

Stocks throughout the world rallied soon after the start of the reporting period, when investors responded to a quantitative easing program in

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Europe that appeared to forestall a more severe banking crisis in the region, employment gains in the United States, and the growing likelihood of a “soft landing” and lower inflation in China. As a result, investors grew more tolerant of risks, and they shifted their attention from traditional safe havens to stocks and other assets expected to benefit from better global business conditions.

However, these positive influences were called into question in the spring, when austerity measures designed to relieve fiscal pressures in Europe encountered political resistance, raising questions about the region’s economic prospects. At the same time, U.S. economic data proved more disappointing than expected.These threats to global growth caused most international stock market averages, including the MSCI World Index, to decline in April and May, offsetting previous gains.

Stock Selections Buoyed Fund Performance

In this challenging environment, our bottom-up security selection process identified a number of fundamentally strong companies in industry groups that tend to be less vulnerable to changes in economic conditions.Winners in the health care sector included Denmark-based diabetes treatment specialist Novo Nordisk as sales continued to increase along with the prevalence of this obesity-related disease. French optical lens maker Cie Generale d’Optique Essilor International entered new markets and captured greater market share as lens technologies grew more sophisticated.The fund also received a strongly positive contribution to performance from Japanese drug maker Chugai Pharmaceuticals.

Top performers in the consumer discretionary sector included U.S. discount apparel retailer TJX, which encountered rising demand in part due to new customers who arrived during the economic downturn and stayed through the recovery. Footwear maker NIKE gained value when it captured a larger share of the global market for athletic apparel and equipment. Among individual stocks, electrical components company Amphenol benefited from rising demand for the electrical and fiber optic connectors used in various high-tech military applications.

Disappointments during the reporting period included several stocks in the traditionally defensive consumer staples sector, where U.K.-based international supermarket chain Tesco was hurt by lack of investment

4

in its branded stores, a situation management began to address in 2012. Another U.K. grocery operator,WM Morrison Supermarkets, was hurt by negative investor sentiment toward the industry despite relatively strong operating results. The fund’s relative performance also was undermined by U.S. technology firm FLIR Systems, which lost value amid worries regarding likely reductions in U.S. defense spending.

Finding Attractive Opportunities Throughout the World

As of the reporting period’s end, we have remained cautious with regard to the global economy, as ongoing deleveraging among governments, businesses and individuals seems likely to constrain global economic activity for some time to come. Nonetheless, our research-intensive approach has continued to identify companies likely to benefit from secular growth trends.We have found a number of these opportunities in the United States but relatively few in Japan. We also have found opportunities among multinational companies—such as food giant Nestle, cosmetics seller L’Oreal and household goods provider Colgate-Palmolive—that have achieved higher earnings through a growing presence in the emerging markets. In our judgment, these strategies position the fund to participate in gains among fundamentally strong businesses while managing risks stemming from ongoing economic instability.

June 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe,Australia, New Zealand and the Far East. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.43	$10.34	$4.68
Ending value (after expenses)	$1,010.30	$1,006.90	$1,012.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.46	$10.38	$4.70
Ending value (after expenses)	$1,018.60	$1,014.70	$1,020.35

† Expenses are equal to the fund’s annualized expense ratio of 1.28% for Class A, 2.06% for Class C and .93%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2012 (Unaudited)

Common Stocks—97.7%	Shares	Value ($)
Australia—3.9%
CSL	305,300	11,196,821
Woodside Petroleum	368,000	11,531,926
		22,728,747
Brazil—2.0%
Petroleo Brasileiro, ADR	631,800	11,941,020
Canada—2.0%
Suncor Energy	431,100	11,699,407
China—.8%
China Shenhua Energy, Cl. H	1,430,000	5,039,006
Denmark—2.0%
Novo Nordisk, Cl. B	90,900	12,093,076
France—3.6%
Cie Generale d’Optique Essilor International	115,000	9,823,056
L’Oreal	102,100	11,478,407
		21,301,463
Hong Kong—6.0%
China Mobile	1,082,000	10,943,304
CLP Holdings	940,500	7,658,213
CNOOC	6,380,000	11,540,891
Hong Kong & China Gas	2,107,880	4,948,183
		35,090,591
Japan—13.4%
Canon	244,700	9,836,715
Chugai Pharmaceutical	371,100	6,701,206
Daikin Industries	183,200	4,724,951
Denso	376,900	11,394,539
FANUC	72,000	12,422,665
Honda Motor	363,000	11,636,753
Keyence	22,957	5,197,259
Mitsubishi Estate	337,000	5,242,509
Shin-Etsu Chemical	224,600	11,551,021
		78,707,618
Singapore—1.0%
DBS Group Holdings	553,285	5,676,259

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Spain—1.8%
Inditex	130,500	10,782,350
Sweden—1.9%
Hennes & Mauritz, Cl. B	374,000	11,110,083
Switzerland—6.3%
Nestle	199,000	11,278,067
Novartis	100,600	5,224,965
SGS	5,000	9,013,229
Syngenta	35,400	11,334,123
		36,850,384
United Kingdom—10.2%
BG Group	539,700	10,334,858
HSBC Holdings	1,352,000	10,616,383
Reckitt Benckiser Group	215,600	11,443,730
Standard Chartered	545,000	10,994,914
Tesco	2,430,000	11,330,762
WM Morrison Supermarkets	1,200,500	5,110,243
		59,830,890
United States—42.8%
Adobe Systems	372,300[a]	11,559,915
Amphenol, Cl. A	165,400	8,797,626
Automatic Data Processing	225,900	11,780,685
C.R. Bard	79,700	7,746,043
Cisco Systems	722,200	11,793,526
Colgate-Palmolive	123,900	12,179,370
EOG Resources	119,400	11,856,420
Fastenal	210,000	9,288,300
FLIR Systems	151,500	3,231,495
Google, Cl. A	19,800[a]	11,501,028
Intel	445,300	11,506,552
Johnson & Johnson	186,100	11,618,223
MasterCard, Cl. A	27,700	11,260,327
Microsoft	376,700	10,995,873
NIKE, Cl. B	110,900	11,997,162
Oracle	447,400	11,842,678
Praxair	109,200	11,601,408
Precision Castparts	67,400	11,202,554

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
QUALCOMM	198,500	11,376,035
Schlumberger	177,900	11,252,175
Sigma-Aldrich	166,400	11,543,168
TJX	326,800	13,875,928
Wal-Mart Stores	185,200	12,189,864
		251,996,355
Total Common Stocks
(cost $516,633,366)		574,847,249

Other Investment—1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,100,000)	6,100,000[b]	6,100,000
Total Investments (cost $522,733,366)	98.7%	580,947,249
Cash and Receivables (Net)	1.3%	7,658,335
Net Assets	100.0%	588,605,584

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	22.2	Materials	7.8
Energy	14.5	Financial	5.5
Consumer Staples	12.8	Utilities	2.2
Consumer Discretionary	12.0	Telecommunication Services	1.9
Health Care	10.9	Money Market Investment	1.0
Industrial	7.9		98.7

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		516,633,366	574,847,249
Affiliated issuers		6,100,000	6,100,000
Cash			134,076
Cash denominated in foreign currencies		407,375	403,480
Receivable for shares of Common Stock subscribed			5,193,295
Dividends receivable			3,174,767
Prepaid expenses			48,405
			589,901,272
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			489,946
Payable for shares of Common Stock redeemed			732,151
Accrued expenses			73,591
			1,295,688
Net Assets ($)			588,605,584
Composition of Net Assets ($):
Paid-in capital			529,724,064
Accumulated undistributed investment income—net			4,871,130
Accumulated net realized gain (loss) on investments			(4,184,413)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			58,194,803
Net Assets ($)			588,605,584

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	52,428,914	14,481,914	521,694,756
Shares Outstanding	3,906,704	1,097,588	38,399,610
Net Asset Value Per Share ($)	13.42	13.19	13.59

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $477,609 foreign taxes withheld at source):
Unaffiliated issuers	7,720,634
Affiliated issuers	7,112
Total Income	7,727,746
Expenses:
Management fee—Note 3(a)	2,454,983
Shareholder servicing costs—Note 3(c)	145,297
Custodian fees—Note 3(c)	56,536
Distribution fees—Note 3(b)	55,345
Directors’ fees and expenses—Note 3(d)	47,193
Professional fees	41,360
Registration fees	18,437
Prospectus and shareholders’ reports	12,447
Loan commitment fees—Note 2	1,965
Miscellaneous	17,230
Total Expenses	2,850,793
Less—reduction in fees due to earnings credits—Note 3(c)	(32)
Net Expenses	2,850,761
Investment Income—Net	4,876,985
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(824,253)
Net realized gain (loss) on forward foreign currency exchange contracts	(93,741)
Net Realized Gain (Loss)	(917,994)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(153,168)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	5,785
Net Unrealized Appreciation (Depreciation)	(147,383)
Net Realized and Unrealized Gain (Loss) on Investments	(1,065,377)
Net Increase in Net Assets Resulting from Operations	3,811,608

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Operations ($):
Investment income—net	4,876,985	5,368,888
Net realized gain (loss) on investments	(917,994)	1,843,441
Net unrealized appreciation
(depreciation) on investments	(147,383)	11,848,076
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,811,608	19,060,405
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(361,165)	(217,775)
Class C Shares	(5,282)	(10,303)
Class I Shares	(5,003,982)	(2,828,840)
Net realized gain on investments:
Class A Shares	(446,761)	(121,894)
Class C Shares	(130,675)	(33,756)
Class I Shares	(4,313,537)	(1,159,738)
Total Dividends	(10,261,402)	(4,372,306)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	15,159,672	22,110,809
Class C Shares	1,900,129	6,607,448
Class I Shares	126,446,294	183,142,487
Dividends reinvested:
Class A Shares	778,549	326,342
Class C Shares	91,613	32,739
Class I Shares	4,912,547	1,452,989
Cost of shares redeemed:
Class A Shares	(11,799,069)	(12,193,628)
Class C Shares	(1,293,700)	(3,247,869)
Class I Shares	(76,531,059)	(89,612,012)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	59,664,976	108,619,305
Total Increase (Decrease) in Net Assets	53,215,182	123,307,404
Net Assets ($):
Beginning of Period	535,390,402	412,082,998
End of Period	588,605,584	535,390,402
Undistributed investment income—net	4,871,130	5,364,574

12

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Capital Share Transactions:
Class A
Shares sold	1,085,163	1,631,287
Shares issued for dividends reinvested	59,568	24,013
Shares redeemed	(854,642)	(898,291)
Net Increase (Decrease) in Shares Outstanding	290,089	757,009
Class C
Shares sold	138,237	487,100
Shares issued for dividends reinvested	7,107	2,439
Shares redeemed	(95,202)	(243,895)
Net Increase (Decrease) in Shares Outstanding	50,142	245,644
Class I
Shares sold	8,934,536	13,282,493
Shares issued for dividends reinvested	371,881	105,749
Shares redeemed	(5,413,411)	(6,619,481)
Net Increase (Decrease) in Shares Outstanding	3,893,006	6,768,761

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2012			Year Ended November 30,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	13.51	12.99	12.23	8.91	13.73	12.50
Investment Operations:
Investment income—net[b]	.10	.11	.07	.06	.05	.04
Net realized and unrealized
gain (loss) on investments	.03	.52	.75	3.28	(4.70)	1.19
Total from Investment Operations	.13	.63	.82	3.34	(4.65)	1.23
Distributions:
Dividends from
investment income—net	(.10)	(.07)	(.06)	(.02)	(.08)	—
Dividends from net realized
gain on investments	(.12)	(.04)	—	—	(.09)	—
Total Distributions	(.22)	(.11)	(.06)	(.02)	(.17)	—
Net asset value, end of period	13.42	13.51	12.99	12.23	8.91	13.73
Total Return (%)[c]	1.03[d]	4.86	6.70	37.57	(34.32)	9.92[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.28[e]	1.27	1.32	1.38	1.59	2.40[e]
Ratio of net expenses
to average net assets	1.28[e]	1.27	1.32	1.38	1.47	1.46[e]
Ratio of net investment income
to average net assets	1.38[e]	.80	.56	.53	.44	.29[e]
Portfolio Turnover Rate	6.34[d]	8.54	7.50	12.75	15.54	14.53[d]
Net Assets, end of period
($ x 1,000)	52,429	48,872	37,152	8,212	3,329	5,132

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2012			Year Ended November 30,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	13.24	12.78	12.07	8.83	13.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.04	.01	(.02)	(.01)	(.04)	(.06)
Net realized and unrealized
gain (loss) on investments	.04	.50	.73	3.25	(4.68)	1.20
Total from Investment Operations	.08	.51	.71	3.24	(4.72)	1.14
Distributions:
Dividends from
investment income—net	(.01)	(.01)	(.00)[c]	—	—	—
Dividends from net realized
gain on investments	(.12)	(.04)	—	—	(.09)	—
Total Distributions	(.13)	(.05)	(.00)[c]	—	(.09)	—
Net asset value, end of period	13.19	13.24	12.78	12.07	8.83	13.64
Total Return (%)[d]	.69[e]	4.01	5.90	36.69	(34.82)	9.12[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.06[f]	2.03	2.09	2.12	2.36	3.16[f]
Ratio of net expenses
to average net assets	2.06[f]	2.03	2.09	2.09	2.22	2.20[f]
Ratio of net investment income
(loss) to average net assets	.60[f]	.05	(.17)	(.11)	(.29)	(.46)[f]
Portfolio Turnover Rate	6.34[e]	8.54	7.50	12.75	15.54	14.53[e]
Net Assets, end of period
($ x 1,000)	14,482	13,872	10,243	1,873	695	925

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2012			Year Ended November 30,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a,b]
Per Share Data ($):
Net asset value,
beginning of period	13.70	13.15	12.36	8.99	13.76	12.50
Investment Operations:
Investment income—net[c]	.12	.16	.12	.11	.10	.07
Net realized and unrealized
gain (loss) on investments	.03	.53	.76	3.31	(4.76)	1.19
Total from Investment Operations	.15	.69	.88	3.42	(4.66)	1.26
Distributions:
Dividends from
investment income—net	(.14)	(.10)	(.09)	(.05)	(.02)	—
Dividends from net realized
gain on investments	(.12)	(.04)	—	—	(.09)	—
Total Distributions	(.26)	(.14)	(.09)	(.05)	(.11)	—
Net asset value, end of period	13.59	13.70	13.15	12.36	8.99	13.76
Total Return (%)	1.21[d]	5.23	7.12	38.22	(34.12)	10.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[e]	.93	.96	.99	1.17	2.05[e]
Ratio of net expenses
to average net assets	.93[e]	.93	.96	.99	1.15	1.18[e]
Ratio of net investment income
to average net assets	1.75[e]	1.13	.94	1.05	.83	.58[e]
Portfolio Turnover Rate	6.34[d]	8.54	7.50	12.75	15.54	14.53[d]
Net Assets, end of period
($ x 1,000)	521,695	472,646	364,688	263,694	72,656	18,312

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

18

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

20

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	251,996,355	—	—	251,996,355
Equity Securities—
Foreign†	322,850,894	—	—	322,850,894
Mutual Funds	6,100,000	—	—	6,100,000
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

22

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2011 ($)	Purchases ($)	Sales ($)	5/31/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	9,200,000	118,720,000	121,820,000	6,100,000	1.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was as follows: ordinary income $3,941,459 and long-term capital gains $430,847.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, until April 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. During the period ended May 31, 2012, there was no reduction in management fee pursuant to the undertaking.

24

During the period ended May 31, 2012, the Distributor retained $2,998 from commissions earned on sales of the fund’s Class A shares and $1,400 from CDSCs on redemptions of the fund’s Class C shares.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2012, Class C shares were charged $55,345, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2012, Class A and Class C shares were charged $64,680 and $18,448, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $8,392 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $56,536 pursuant to the custody agreement.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $745 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $32.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $429,628, Rule 12b-1 distribution plan fees $9,447, shareholder services plan fees $14,552, custodian fees $29,987, chief compliance officer fees $2,652 and transfer agency per account fees $3,680.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2012, amounted to $92,400,799 and $35,469,422, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

26

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At May 31, 2012, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2012:

Average Market Value ($)
Forward contracts	808,823

At May 31, 2012, accumulated net unrealized appreciation on investments was $58,213,883, consisting of $81,719,600 gross unrealized appreciation and $23,505,717 gross unrealized depreciation.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)